Transactions and Balances with Related Parties (Details) - Schedule of Consolidated Statements of Profit or Loss and Comprehensive Profit and Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of consolidated statements of profit or loss and comprehensive profit and loss [Abstract]
General and administrative expenses		$ (2,733)
Net financial expenses		(70)
Total		$ (2,803)